Intangible Assets and Goodwill, Net - Future amortization expense of trademarks (Details) - MXN ($) $ in Thousands		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		$ 42,255,881	$ 42,724,218
Percentage of increasing in discount rate		2.80%
Decrease in long term growth rate		2.00%
Change In Basis Points of Increasing In Discount Rate		0.30%
Change In Basis Points of Decreasing In Discount Rate		0.10%
Concessions
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		$ 15,166,067	15,166,067	$ 15,166,067
Intangible Assets with Finite Useful Lives
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		13,017,915	13,409,283
Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		183,654	255,782
Estimated useful life (in years)	4 years
Intangible Assets with Finite Useful Lives | Concessions
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net			110,701
Amortization		110,701	$ 110,701
Intangible Assets with Finite Useful Lives | Concessions | 2021
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		$ 553,505